RELATED PARTY BALANCES AND TRANSACTIONS - Transactions - Related party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Sales to related parties	¥ 3,350,032	¥ 4,449,757	¥ 4,281,005
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")
Related Party Transaction [Line Items]
Sales to related parties	3,340,857	4,447,957	4,271,135
Xiaomi Youpin
Related Party Transaction [Line Items]
Sales to related parties	¥ 9,175
Guangzhou Xiaomi Information Service Co. Ltd ("Xiaomi Information", together with Xiaomi Communication, Xiaomi Technology, Xiaomi Mobile, as "Xiaomi")
Related Party Transaction [Line Items]
Sales to related parties			¥ 9,870
Other Related Parties [Member]
Related Party Transaction [Line Items]
Sales to related parties		¥ 1,800